Investment Risks	Dec. 23, 2025
Blue Current Global Dividend Fund
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategies depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are generally described below.

Stock Market Risk – The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, military actions, environmental events, trade disputes, and epidemics, pandemics or other public health issues. For example, the novel coronavirus disease (COVID-19) that emerged in 2019 resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity and company closings and product cutbacks, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets, the long-term effects of which are difficult to assess. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and therefore adversely affect the Fund.

Management Style Risk – The portfolio manager’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value, dividend-paying and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Investment Style Risk – Returns from dividend-paying stocks may underperform the returns from the overall stock market. Since the Fund invests primarily in dividend-paying stocks, the Fund’s performance may at times be better or worse than the performance of the mutual funds that focus on other types of strategies.

Large-Capitalization Company Risk – Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small- and Mid-Capitalization Company Risk – Investments in small-capitalization and mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of small- and mid- capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuation. In addition, the securities of small- and mid-capitalization companies may trade less frequently and carry less volume than that of larger companies. Because small- and mid-capitalization companies normally have fewer shares outstanding than larger companies, it may be difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small-capitalization and mid-capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Sector Risk – The Fund may, at times, be more heavily invested in certain sectors. When the Fund emphasizes investment in one or more sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. As of August 31, 2025, 25.3% and 16.1% of the Fund’s net assets were invested in stocks within the financials sector and consumer staples sector, respectively. The values of securities of companies in the financial sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The values of securities in the consumer staples sector may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending. Companies in this sector are also affected by changes in government regulation, world events and economic conditions.

Foreign Securities Risk – Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability and nationalization of companies or industries. In addition, the dividend and interest payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities also involve currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency. ADRs and ETFs investing in foreign securities are subject to risks similar to those associated with direct investments in foreign securities.

Currency Risk – Changes in foreign currency exchange rates will affect the value of the Fund’s foreign securities. Generally, when the value of the U.S. dollar raises relative to a foreign currency, securities valued in that foreign currency lose value in terms of U.S. dollars since that foreign currency is worth fewer U.S. dollars. Currency exchange rates can fluctuate for a number of reasons, including the economic stability of a country, changes in interest rates, devaluation of a currency by a country’s government or central banking authority, and overall demand for a currency or lack thereof. Exchange rates can change significantly over short periods.

The Fund may seek to hedge against currency exposure, such as investing in forward foreign currency exchange contracts, to attempt to reduce the effect of currency fluctuations and deviations. However, the Fund’s use of currency hedging may not be successful and the use of such strategy may lower the Fund’s potential returns.

Forward Currency Exchange Contract Risk – Forward Currency Exchange Contracts (“Forex Contracts”) are individually negotiated and privately traded agreements to buy or sell a specific currency at a future date and at a price set at the time of the transaction. Although Forex Contracts may reduce the risk of loss from a change in value of a currency, they also limit any potential gains, are subject to the creditworthiness of the counterparty, do not protect against fluctuations in the value of the underlying security, and are subject to additional risk of loss or depreciation due to: unanticipated adverse changes in interest rates, indices, and currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a forward and the underlying currency; and tax constraints on closing out positions. The loss on Forex Contracts may substantially exceed the amount invested in these instruments.

Exchange-Traded Fund (“ETF”) Risk – Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF). Investments in index-based ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the index-based ETFs in which the Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by index-based ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, the Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

American Depository Receipt (“ADR”) Risk – ADRs are subject to risks similar to those associated with direct investments in foreign securities. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk, currency exchange risk, volatility risk, and liquidity risk.

Blue Current Global Dividend Fund | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Market Risk – The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, military actions, environmental events, trade disputes, and epidemics, pandemics or other public health issues. For example, the novel coronavirus disease (COVID-19) that emerged in 2019 resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity and company closings and product cutbacks, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets, the long-term effects of which are difficult to assess. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and therefore adversely affect the Fund.

Blue Current Global Dividend Fund | Management Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Style Risk – The portfolio manager’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value, dividend-paying and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Blue Current Global Dividend Fund | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Style Risk – Returns from dividend-paying stocks may underperform the returns from the overall stock market. Since the Fund invests primarily in dividend-paying stocks, the Fund’s performance may at times be better or worse than the performance of the mutual funds that focus on other types of strategies.

Blue Current Global Dividend Fund | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk – Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Blue Current Global Dividend Fund | Small- and Mid-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk – Investments in small-capitalization and mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of small- and mid- capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuation. In addition, the securities of small- and mid-capitalization companies may trade less frequently and carry less volume than that of larger companies. Because small- and mid-capitalization companies normally have fewer shares outstanding than larger companies, it may be difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small-capitalization and mid-capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Blue Current Global Dividend Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk – The Fund may, at times, be more heavily invested in certain sectors. When the Fund emphasizes investment in one or more sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. As of August 31, 2025, 25.3% and 16.1% of the Fund’s net assets were invested in stocks within the financials sector and consumer staples sector, respectively. The values of securities of companies in the financial sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The values of securities in the consumer staples sector may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending. Companies in this sector are also affected by changes in government regulation, world events and economic conditions.

Blue Current Global Dividend Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk – Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability and nationalization of companies or industries. In addition, the dividend and interest payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities also involve currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency. ADRs and ETFs investing in foreign securities are subject to risks similar to those associated with direct investments in foreign securities.

Blue Current Global Dividend Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk – Changes in foreign currency exchange rates will affect the value of the Fund’s foreign securities. Generally, when the value of the U.S. dollar raises relative to a foreign currency, securities valued in that foreign currency lose value in terms of U.S. dollars since that foreign currency is worth fewer U.S. dollars. Currency exchange rates can fluctuate for a number of reasons, including the economic stability of a country, changes in interest rates, devaluation of a currency by a country’s government or central banking authority, and overall demand for a currency or lack thereof. Exchange rates can change significantly over short periods.

The Fund may seek to hedge against currency exposure, such as investing in forward foreign currency exchange contracts, to attempt to reduce the effect of currency fluctuations and deviations. However, the Fund’s use of currency hedging may not be successful and the use of such strategy may lower the Fund’s potential returns.

Blue Current Global Dividend Fund | Forward Currency Exchange Contract Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Forward Currency Exchange Contract Risk – Forward Currency Exchange Contracts (“Forex Contracts”) are individually negotiated and privately traded agreements to buy or sell a specific currency at a future date and at a price set at the time of the transaction. Although Forex Contracts may reduce the risk of loss from a change in value of a currency, they also limit any potential gains, are subject to the creditworthiness of the counterparty, do not protect against fluctuations in the value of the underlying security, and are subject to additional risk of loss or depreciation due to: unanticipated adverse changes in interest rates, indices, and currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a forward and the underlying currency; and tax constraints on closing out positions. The loss on Forex Contracts may substantially exceed the amount invested in these instruments.

Blue Current Global Dividend Fund | Exchange-Traded Fund (“ETF”) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Fund (“ETF”) Risk – Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF). Investments in index-based ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the index-based ETFs in which the Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by index-based ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, the Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

Blue Current Global Dividend Fund | American Depository Receipt (“ADR”) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

American Depository Receipt (“ADR”) Risk – ADRs are subject to risks similar to those associated with direct investments in foreign securities. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk, currency exchange risk, volatility risk, and liquidity risk.

Marshfield Concentrated Opportunity Fund
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategies depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are generally described below.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, military actions, environmental events, trade disputes, and epidemics, pandemics or other public health issues. For example, the novel coronavirus disease (“COVID-19”) that emerged in 2019 resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets, and company closings and product cutbacks, the long-term effects of which are difficult to assess. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and therefore adversely affect the Fund.

Equity Securities Risk. Equity prices are volatile and the value of such securities in the Fund’s portfolio may decline due to fluctuations in market prices, interest rates, national and international economic conditions, or other market events. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Under such circumstances, price of the Fund’s shares will also decline.

●	Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●	Small-Capitalization and Mid-Capitalization Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-capitalization companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. In addition, in many instances, small- and mid-capitalization companies are traded only OTC or on a regional securities exchange, and the frequency and volume of their trading is less than is typical of large-capitalization companies. Due to these and other factors, stocks of small- and mid-capitalization companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Issuer Risk. Issuer risk is the risk that an issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance.

Management Style Risk. The portfolio manager’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Industry and Sector Risk. The Fund may, at times, be more heavily invested in certain industries or sectors, which may cause the value of the Fund’s shares to be especially sensitive to factors and economic conditions or risks that specifically affect those industries or sectors and may cause the Fund’s share price to fluctuate more widely than shares of a mutual fund that invests in a broader range of industries or sectors. As of August 31, 2025, 27.9% and 25.7% of the Fund’s net assets were invested in stocks within the retail trade sector and finance and insurance sector, respectively.

Value Stock Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company’s true business value or because the Adviser’s assessment of the company’s prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance.

Non-Diversified Status Risk. The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Marshfield Concentrated Opportunity Fund | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, military actions, environmental events, trade disputes, and epidemics, pandemics or other public health issues. For example, the novel coronavirus disease (“COVID-19”) that emerged in 2019 resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets, and company closings and product cutbacks, the long-term effects of which are difficult to assess. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and therefore adversely affect the Fund.

Marshfield Concentrated Opportunity Fund | Management Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Style Risk. The portfolio manager’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Marshfield Concentrated Opportunity Fund | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Marshfield Concentrated Opportunity Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity prices are volatile and the value of such securities in the Fund’s portfolio may decline due to fluctuations in market prices, interest rates, national and international economic conditions, or other market events. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Under such circumstances, price of the Fund’s shares will also decline.

●	Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●	Small-Capitalization and Mid-Capitalization Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-capitalization companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. In addition, in many instances, small- and mid-capitalization companies are traded only OTC or on a regional securities exchange, and the frequency and volume of their trading is less than is typical of large-capitalization companies. Due to these and other factors, stocks of small- and mid-capitalization companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Marshfield Concentrated Opportunity Fund | Small Capitalization And Mid Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small-Capitalization and Mid-Capitalization Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-capitalization companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. In addition, in many instances, small- and mid-capitalization companies are traded only OTC or on a regional securities exchange, and the frequency and volume of their trading is less than is typical of large-capitalization companies. Due to these and other factors, stocks of small- and mid-capitalization companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Marshfield Concentrated Opportunity Fund | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk. Issuer risk is the risk that an issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance.

Marshfield Concentrated Opportunity Fund | Industry And Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry and Sector Risk. The Fund may, at times, be more heavily invested in certain industries or sectors, which may cause the value of the Fund’s shares to be especially sensitive to factors and economic conditions or risks that specifically affect those industries or sectors and may cause the Fund’s share price to fluctuate more widely than shares of a mutual fund that invests in a broader range of industries or sectors. As of August 31, 2025, 27.9% and 25.7% of the Fund’s net assets were invested in stocks within the retail trade sector and finance and insurance sector, respectively.

Marshfield Concentrated Opportunity Fund | Value Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Stock Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company’s true business value or because the Adviser’s assessment of the company’s prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance.

Marshfield Concentrated Opportunity Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Status Risk. The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Meehan Focus Fund
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be a complete investment program. The principal risks of an investment in the Fund are generally described below.

General Risks. All investments are subject to inherent risks, and the Fund is no exception. Accordingly, you may lose money by investing in the Fund.

Active Management Risk. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies.

Credit Risk. The Fund could lose money if the issuer of a fixed-income security, including securities convertible into common stock, is unable to meet its financial obligations or goes bankrupt. Credit risk typically applies to fixed-income securities, but generally is not a factor for U.S. government obligations.

Convertible Securities Risk. Convertible securities are subject to the risks of both debt securities and equity securities. The value of convertible securities tends to decline as interest rates rise and, due to the conversion feature, to vary with fluctuations in the market value of the underlying equity security.

Equity Securities Risk. Equity prices are volatile and the value of such securities in the Fund’s portfolio may decline due to fluctuations in market prices, interest rates, national and international economic conditions, or other market events. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Under such circumstances, the price of the Fund’s shares may also decline.

Focused Portfolio and Non-Diversification Risk. The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. The Fund generally will hold a core portfolio of securities of fewer companies than a more diversified fund, and therefore a change in the value of a single company may have a greater impact on the Fund’s net asset value (“NAV”) than such a change would have on a more diversified fund. A non-diversified fund’s NAV per share and total returns may be more volatile or fall more in times of weaker markets than a conventional diversified fund.

Foreign Securities Risk. The Fund’s investments in foreign securities are subject to the risks of currency exchange rate fluctuations, political unrest, economic instability, less stringent regulation, capital controls and changes in foreign laws. ADRs are subject to risks similar to those associated with direct investments in foreign securities. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer.

Growth Investing Risk. Investments in growth stocks present the risks that the stocks’ valuation growth will not be realized, the stocks react differently than the market as whole or other types of stock, and the stocks are more sensitive to changes in their companies’ earnings and more volatile than other types of stock. In addition, the Fund’s growth investment style may go out of favor with investors during certain parts of the market cycle, which may negatively affect the Fund’s performance.

Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments in fixed income securities, including securities convertible into common stock, will fall when interest rates rise. The risk may be heightened given the likelihood of increases in interest rates in the future as the Federal Reserve continues to increase the federal funds rate as a period of historically low rates. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. There may be times when the returns from large-capitalization companies generally trail returns of smaller companies or the overall stock market.

Management Risk. The Fund is actively managed and its performance therefore will reflect the Adviser’s ability to make investment decisions which are suited to achieving the Fund’s investment objectives. Due to its active management, the Fund may underperform other mutual funds with similar objectives.

Preferred Stock Risk. Preferred stock is subject to interest rate risk, and may have mandatory sinking fund or call provisions, which can have a negative impact on the stock’s price when interest rates decline.

Risks of Investing in ETFs and Money Market Funds. The Fund may invest in shares of other registered investment companies, including ETFs and money market funds. Most ETFs are registered investment companies whose shares are purchased and sold on a securities exchange. Generally, an ETF represents a portfolio of securities designed to track a particular market segment or index. A fund that invests in shares of other registered investment companies will indirectly bear fees and expenses charged by those underlying funds, in addition to the Fund’s direct fees and expenses. The Fund is also subject to the risks associated with investments in and held by those underlying funds.

Small to Mid-Capitalization Stock Risk. Small and mid-capitalization companies may have narrower commercial markets, less liquidity, more volatile share prices and less financial resources than large-capitalization companies.

Stock Market Risk. The broad stock market or particular holdings of the Fund may decline in value, resulting in a loss to the Fund. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet redemptions. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, military actions, environmental events, trade disputes, and epidemics, pandemics or other public health issues. For example, the novel coronavirus disease (COVID-19) that emerged in 2019 resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity and company closings and product cutbacks, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets, the long-term effects of which are difficult to assess. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and therefore adversely affect the Fund.

Sector Risk. The Fund may, at times, be more heavily invested in certain sectors. When the Fund emphasizes investment in one or more sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. As of August 31, 2025, 37.6% and 15.2% of the Fund’s net assets were invested in stocks within the technology sector and the consumer discretionary sector, respectively. Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. The consumer discretionary sector comprises companies whose businesses are sensitive to economic cycles, such as manufacturers of high-end apparel and automobile and leisure companies. Companies in the consumer discretionary sector are subject to fluctuations in supply and demand.

Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may not be undervalued.

Meehan Focus Fund | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Market Risk. The broad stock market or particular holdings of the Fund may decline in value, resulting in a loss to the Fund. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet redemptions. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, military actions, environmental events, trade disputes, and epidemics, pandemics or other public health issues. For example, the novel coronavirus disease (COVID-19) that emerged in 2019 resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity and company closings and product cutbacks, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets, the long-term effects of which are difficult to assess. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and therefore adversely affect the Fund.

Meehan Focus Fund | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. There may be times when the returns from large-capitalization companies generally trail returns of smaller companies or the overall stock market.

Meehan Focus Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. The Fund may, at times, be more heavily invested in certain sectors. When the Fund emphasizes investment in one or more sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. As of August 31, 2025, 37.6% and 15.2% of the Fund’s net assets were invested in stocks within the technology sector and the consumer discretionary sector, respectively. Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. The consumer discretionary sector comprises companies whose businesses are sensitive to economic cycles, such as manufacturers of high-end apparel and automobile and leisure companies. Companies in the consumer discretionary sector are subject to fluctuations in supply and demand.

Meehan Focus Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. The Fund’s investments in foreign securities are subject to the risks of currency exchange rate fluctuations, political unrest, economic instability, less stringent regulation, capital controls and changes in foreign laws. ADRs are subject to risks similar to those associated with direct investments in foreign securities. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer.

Meehan Focus Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity prices are volatile and the value of such securities in the Fund’s portfolio may decline due to fluctuations in market prices, interest rates, national and international economic conditions, or other market events. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Under such circumstances, the price of the Fund’s shares may also decline.

Meehan Focus Fund | General Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	General Risks. All investments are subject to inherent risks, and the Fund is no exception. Accordingly, you may lose money by investing in the Fund.
Meehan Focus Fund | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies.
Meehan Focus Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. The Fund could lose money if the issuer of a fixed-income security, including securities convertible into common stock, is unable to meet its financial obligations or goes bankrupt. Credit risk typically applies to fixed-income securities, but generally is not a factor for U.S. government obligations.

Meehan Focus Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk. Convertible securities are subject to the risks of both debt securities and equity securities. The value of convertible securities tends to decline as interest rates rise and, due to the conversion feature, to vary with fluctuations in the market value of the underlying equity security.

Meehan Focus Fund | Focused Portfolio And Nondiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Focused Portfolio and Non-Diversification Risk. The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. The Fund generally will hold a core portfolio of securities of fewer companies than a more diversified fund, and therefore a change in the value of a single company may have a greater impact on the Fund’s net asset value (“NAV”) than such a change would have on a more diversified fund. A non-diversified fund’s NAV per share and total returns may be more volatile or fall more in times of weaker markets than a conventional diversified fund.

Meehan Focus Fund | Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Investing Risk. Investments in growth stocks present the risks that the stocks’ valuation growth will not be realized, the stocks react differently than the market as whole or other types of stock, and the stocks are more sensitive to changes in their companies’ earnings and more volatile than other types of stock. In addition, the Fund’s growth investment style may go out of favor with investors during certain parts of the market cycle, which may negatively affect the Fund’s performance.

Meehan Focus Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments in fixed income securities, including securities convertible into common stock, will fall when interest rates rise. The risk may be heightened given the likelihood of increases in interest rates in the future as the Federal Reserve continues to increase the federal funds rate as a period of historically low rates. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Meehan Focus Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is actively managed and its performance therefore will reflect the Adviser’s ability to make investment decisions which are suited to achieving the Fund’s investment objectives. Due to its active management, the Fund may underperform other mutual funds with similar objectives.

Meehan Focus Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk. Preferred stock is subject to interest rate risk, and may have mandatory sinking fund or call provisions, which can have a negative impact on the stock’s price when interest rates decline.

Meehan Focus Fund | Risks Of Investing In Etfs And Money Market Funds [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of Investing in ETFs and Money Market Funds. The Fund may invest in shares of other registered investment companies, including ETFs and money market funds. Most ETFs are registered investment companies whose shares are purchased and sold on a securities exchange. Generally, an ETF represents a portfolio of securities designed to track a particular market segment or index. A fund that invests in shares of other registered investment companies will indirectly bear fees and expenses charged by those underlying funds, in addition to the Fund’s direct fees and expenses. The Fund is also subject to the risks associated with investments in and held by those underlying funds.

Meehan Focus Fund | Small To Midcapitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small to Mid-Capitalization Stock Risk. Small and mid-capitalization companies may have narrower commercial markets, less liquidity, more volatile share prices and less financial resources than large-capitalization companies.

Meehan Focus Fund | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may not be undervalued.